Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Apr. 10, 2015
Subsequent Events [line items]
Business disposition charges after tax	$ 16,118
Business disposition charges on continuing operation after tax	13,764
Business disposition charges on continuing operation impairment	4,962
Business disposition charges on continuing operation business held for sale after tax	2,822
Business disposition charges on discontinuing operation after tax	2,354
Business Disposition Charges On Continuing Operation Repatriation of Foreign Earnings After Tax	5,980
Unconditional Guarantee On Principal And Interest		$ 210,107